Summary of significant accounting judgements, estimates, and significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Polices [Abstract]
Summary of Estimated Useful Lives of Intangible Assets
The estimated useful lives of intangible assets are as follows:

Intangible assets	Average useful life
Software	3 - 5 years
Customer relationships	Lower of the contract term and the useful economic life
Internally developed	3 - 5 years
Other intangible assets	3 - 5 years

Summary of Estimated Useful Lives of Property, Plant and Equipment
Property, plant and equipment is depreciated on a straight-line basis over the following useful lives:

Property, plant and equipment	Average useful life
Buildings	Up to 40 years
Technical facilities and machines	3 - 10 years
Other facilities, operating and business equipment	5 - 10 years
Leasehold improvements	Shorter of useful life and the term of the underlying lease